Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 10, 2011
Registrant Name	dei_EntityRegistrantName	Mairs & Power Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001521353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 10, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug. 11, 2011
Mairs and Power Small Cap Fund (Prospectus Summary) | Mairs and Power Small Cap Fund | Mairs and Power Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSCFX